Income Taxes - Schedule of Reconciliation of the Statutory Federal Income Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	21.00%	21.00%
Foreign and state income taxes	110.30%	1.90%
Permanent differences	(186.30%)	(11.50%)
Change in valuation allowance	(447.80%)	(9.30%)
Research and development tax credit	192.70%	0.00%
Return to provision adjustments	(18.50%)	(0.10%)
Other, net	22.60%	(1.80%)
Effective tax rate	(306.20%)	0.30%